CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 819,911	$ 118,876	¥ 728,934
Restricted Cash	22	3	168,189
Short-term investments (including available-for-sale debt securities of RMB2,199,372 and RMB1,512,953 as of December 31, 2021 and 2022, respectively)	2,923,864	423,920	2,774,000
Inventory, net	22,783	3,303	15,595
Prepaid expenses and other current assets	399,897	57,980	250,068
Total current assets	4,166,477	604,082	3,936,786
Non-current assets
Operating lease right-of-use assets	83,663	12,130	353,877
Property, equipment and software, net	552,032	80,037	680,009
Intangible assets	18,932	2,745	77
Land use rights	27,373	3,969	28,178
Goodwill	331	48	331
Deferred tax assets	15,679	2,273	0
Rental deposit	9,502	1,378	22,544
Other non-current assets	2,186	317	2,864
TOTAL ASSETS	4,876,175	706,979	5,024,666
Current liabilities
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIE without recourse to the Group of RMB417,032 and RMB367,477 as of December 31, 2021 and 2022, respectively)	662,189	96,009	693,265
Deferred revenue, current portion of the consolidated VIE without recourse to the Group	906,914	131,490	986,993
Operating lease liabilities, current portion (including current portion of operating lease liabilities of the consolidated VIE without recourse to the Group of RMB41,479 and RMB21,281 as of December 31, 2021 and 2022, respectively)	38,326	5,557	80,010
Income tax payable (including income tax payable of the consolidated VIE without recourse to the Group of nil and RMB260 as of December 31, 2021 and December 31, 2022, respectively)	1,793	260	0
Total current liabilities	1,609,222	233,316	1,760,268
Non-current liabilities
Deferred revenue, non-current portion of the consolidated VIE without recourse to the Group	52,419	7,600	9,225
Operating lease liabilities, non-current portion (including non-current portion of operating lease liabilities of the consolidated VIE without recourse to the Group of RMB158,824 and RMB17,457 as of December 31, 2021 and 2022, respectively)	44,198	6,408	276,035
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIE without recourse to the Group of RMB71,616 and RMB74,341 as of December 31, 2021 and December 31, 2022, respectively)	74,507	10,802	71,616
Other payables of the consolidated VIE without recourse to the Group	0	0	26,580
TOTAL LIABILITIES	1,780,346	258,126	2,143,724
SHAREHOLDERS' EQUITY
Additional paid-in capital	7,915,899	1,147,697	7,793,234
Accumulated other comprehensive loss	(64,062)	(9,288)	(143,111)
Statutory reserves	40,380	5,855	40,380
Accumulated deficit	(4,796,503)	(695,428)	(4,809,675)
TOTAL SHAREHOLDERS' EQUITY	3,095,829	448,853	2,880,942
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	4,876,175	706,979	5,024,666
Common Class A [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	67	10	66
Common Class B [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 48	$ 7	¥ 48